Revenue and Segment Information - Revenue and Segment Results by Operating and Reportable Segments (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disclosure of operating segments [line items]
Revenue	¥ 3,149,614	$ 458,092	¥ 2,830,987	¥ 2,249,533
- Additional depreciation of property, plant and equipment	(146,075)	(21,246)	(147,959)	(154,783)
- Additional amortization of prepaid lease payments	(9,425)	(1,371)	(9,425)	(9,425)
Gross profit	369,846	53,792	381,588	387,516
Other income, gains and losses	16,089	2,340	21,171	11,680
Net exchange gain (loss)	1,250	182	(3,521)	2,546
Selling and distribution costs	(174,774)	(25,420)	(173,800)	(181,911)
Research and development expenses	(51,760)	(7,528)	(57,419)	(84,639)
Administrative expenses	(144,454)	(21,010)	(130,203)	(139,377)
Finance costs	(23,210)	(3,376)	(21,375)	(21,387)
(Loss) profit before taxation	(7,013)	(1,020)	16,441	(25,572)
Income tax expense	(969)	(141)	(7,389)	(352)
(Loss) profit for the year	(7,982)	(1,161)	9,052	(25,924)
PRC OEM sales [member]
Disclosure of operating segments [line items]
Revenue	1,758,057		1,533,044	856,727
Gross profit	228,822		210,601	129,768
PRC aftermarket sales [member]
Disclosure of operating segments [line items]
Revenue	1,002,519		909,929	1,021,269
Gross profit	119,556		136,707	201,344
International sales [member]
Disclosure of operating segments [line items]
Revenue	389,038		388,014	371,537
Gross profit	21,468		34,280	56,404
Operating segments [member]
Disclosure of operating segments [line items]
Revenue	3,151,580	458,378	2,830,529	2,250,661
Gross profit	378,360	55,030	385,851	395,162
Operating segments [member] | PRC OEM sales [member]
Disclosure of operating segments [line items]
Revenue	1,758,057		1,533,044	856,727
Gross profit	232,992		213,091	133,315
Operating segments [member] | PRC aftermarket sales [member]
Disclosure of operating segments [line items]
Revenue	1,008,824		914,303	1,028,018
Gross profit	127,540		142,612	210,240
Operating segments [member] | International sales [member]
Disclosure of operating segments [line items]
Revenue	384,699		383,182	365,916
Gross profit	17,828		30,148	51,607
Gross up adjustment to reverse net off of selling expense [member]
Disclosure of operating segments [line items]
Revenue	4,339	631	4,832	5,621
Gross profit	4,339	631	4,832	5,621
Gross up adjustment to reverse net off of selling expense [member] | International sales [member]
Disclosure of operating segments [line items]
Revenue	4,339		4,832	5,621
Gross profit	4,339		4,832	5,621
Provision of sales rebates and discount [member]
Disclosure of operating segments [line items]
Revenue	(6,305)	(917)	(4,374)	(6,749)
Gross profit	(6,305)	(917)	(4,374)	(6,749)
Provision of sales rebates and discount [member] | PRC aftermarket sales [member]
Disclosure of operating segments [line items]
Revenue	(6,305)		(4,374)	(6,749)
Gross profit	(6,305)		(4,374)	(6,749)
Unrealized profits [member]
Disclosure of operating segments [line items]
Gross profit	(113)	(16)	1,071	(918)
Unrealized profits [member] | PRC OEM sales [member]
Disclosure of operating segments [line items]
Gross profit	(113)		1,071	(918)
Fair value adjustments arose from acquisition of subsidiaries [member]
Disclosure of operating segments [line items]
- Additional depreciation of property, plant and equipment	(1,258)	(183)	(1,258)	(1,281)
- Additional amortization of prepaid lease payments	(1,605)	(233)	(1,605)	(1,605)
- Amortization of capitalized general borrowing cost of qualifying assets	(3,572)	$ (520)	(2,929)	(2,714)
Fair value adjustments arose from acquisition of subsidiaries [member] | PRC OEM sales [member]
Disclosure of operating segments [line items]
- Additional depreciation of property, plant and equipment	(793)		(773)	(602)
- Additional amortization of prepaid lease payments	(1,012)		(987)	(754)
- Amortization of capitalized general borrowing cost of qualifying assets	(2,252)		(1,801)	(1,273)
Fair value adjustments arose from acquisition of subsidiaries [member] | PRC aftermarket sales [member]
Disclosure of operating segments [line items]
- Additional depreciation of property, plant and equipment	(328)		(333)	(491)
- Additional amortization of prepaid lease payments	(419)		(424)	(615)
- Amortization of capitalized general borrowing cost of qualifying assets	(932)		(774)	(1,041)
Fair value adjustments arose from acquisition of subsidiaries [member] | International sales [member]
Disclosure of operating segments [line items]
- Additional depreciation of property, plant and equipment	(137)		(152)	(188)
- Additional amortization of prepaid lease payments	(174)		(194)	(236)
- Amortization of capitalized general borrowing cost of qualifying assets	¥ (388)		¥ (354)	¥ (400)